Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended			24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 01, 2024	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000253638 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				BNY Mellon Concentrated Growth ETF - NAV Return
Accumulated Value		$ 10,000			$ 10,083.27	$ 12,483.01	$ 13,170.9	$ 15,305.24	$ 17,906.79	$ 25,205.77	$ 20,693.05	$ 22,958.12	$ 28,497.07	$ 32,855.8
C000253639 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				BNY Mellon Dynamic Value ETF - NAV Return
Accumulated Value	$ 10,000		$ 11,230.52
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
Accumulated Value		$ 10,000			$ 10,449.22	$ 12,916.45	$ 13,865.58	$ 15,850.29	$ 17,389.6	$ 24,849.78	$ 21,222.04	$ 23,371.14	$ 32,252.43	$ 39,172.11
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Index (broad-based index)
Accumulated Value	10,000		12,113.59
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Value Index
Accumulated Value	$ 10,000		$ 11,114.83